Expense Example {- Asset Manager: Growth Portfolio} - 02.28 VIP Asset Manager: Growth Portfolio Initial, Service, Service 2 PRO-11 - Asset Manager: Growth Portfolio	Apr. 30, 2021 USD ($)
VIP Asset Manager: Growth Portfolio-Initial VIP
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	859
VIP Asset Manager: Growth Portfolio-Service VIP
Expense Example:
1 year	81
3 years	252
5 years	439
10 years	978
VIP Asset Manager: Growth Portfolio-Service 2 VIP
Expense Example:
1 year	96
3 years	300
5 years	520
10 years	$ 1,155